Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions

	As of December 31,
	2018	2019
	(In thousands)
Total assets	$1,142,515	$1,604,422
Total liabilities	$748,354	$1,286,259

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Net revenues	$1,372,419	$1,842,602	$1,943,995
Net income after intercompany service fee charge	$35,649	$67,063	$46,838

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Net cash provided by (used in) operating activities	$(78,813)	$(84,961)	$373
Net cash used in investing activities	(70,971)	(443,588)	(552,829)
Net cash provided by financing activities	128,730	399,182	746,979
Net increase (decrease) in cash, cash equivalents and restricted cash	$(21,054)	$(129,367)	$194,523

Schedule of estimated useful lives for property and equipment

Office building	-	45 years
Office building related facilities	-	20 years
Furniture and fixtures	-	5 years
Computers and equipment	-	3 to 4 years
Leasehold improvements	-	over the shorter of the estimated useful lives of the assets or the remaining lease term

Schedule of revenues disaggregated by revenue source

	Year Ended December 31,
	2017	2018	2019
	(In thousands)
Portal advertising	$320,473	$290,215	$216,440
Weibo advertising	996,745	1,499,180	1,530,211
Elimination	(5,352)	(110)	(3,034)
Advertising revenues	1,311,866	1,789,285	1,743,617

Fintech	122,535	111,412	206,780
Weibo value added services (“VAS”)	153,309	219,338	236,703
Elimination	(3,826)	(11,708)	(24,145)
Non-advertising revenues	272,018	319,042	419,338
Net revenue	$1,583,884	$2,108,327	$2,162,955